Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Insurance liability		$ 31,181	$ 33,280
Accrued sales and occupancy taxes		11,567	11,661
Accrued guest loyalty program points		5,330	4,717
Accrued interest		5,583	5,787
Other accrued expenses		9,801	10,908
Total accrued expenses and other liabilities	70,700	53,571	53,381
Automobile and General Liability Insurance [Member]
Payables and Accruals [Abstract]
Insurance liability		$ 21,290	$ 20,308